Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

10. Fair Value of Financial Instruments

The FASB’s authoritative guidance on fair value measurements establishes a framework for measuring fair value, and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Under this guidance, assets and liabilities carried at fair value must be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are measured and reported on a fair value basis. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3. The fair value of derivative instruments is determined by management with the assistance of an independent third party valuation specialist. The warrant liability is a derivative instrument and is classified as Level 3. The Company used the Monte-Carlo Simulation model to estimate the fair value of the warrants except for the Series B Warrants. Significant assumptions used at December 31, 2012 for the 2010 warrants include a weighted average term of 2.2 years, a 5% probability that the warrant exercise price would be reset, a volatility range between 58.9% and 63.4% and a risk free interest rate range between 0.25% and 0.36%. Significant assumptions used at December 31, 2011 for the 2010 warrants include a weighted average term of 3.2 years, a 5% probability that the warrant exercise price would be reset, volatility of 66.69% and a risk free interest rate of 0.595%. Significant assumptions used at December 31, 2012 for the 2011 Series A and C Warrants include a weighted average term of 3.0 years, a 5% probability that the warrant exercise price would be reset, a volatility range between 58.9% and 63.4% and a risk free interest rate range between 0.25% and 0.36%. Significant assumptions used at December 31, 2011 for the 2011 Series A and C Warrants include a weighted average term of 4.0 years, a 5% probability that the warrant exercise price would be reset, volatility of 66.69% and a risk free interest rate of 0.83%. As of December 31, 2011, there was no warrant liability for the Series B Warrants because they had all been exercised.

The warrant liability measured at fair value on a recurring basis is as follows:

	Total	Level 1	Level 2	Level 3
Derivative instruments:
Warrant liability at December 31, 2012	$1,299,570	$—	$—	$1,299,570
Warrant liability at December 31, 2011	$3,067,488	$—	$—	$3,067,488

A reconciliation of the warranty liability measured at fair value on a recurring basis with the use of significant unobservable inputs (Level 3) from January 1, 2011 to December 31, 2012 follows:

Balance at January 1, 2011	$2,353,396
Issuance of warrants	3,204,197
Net gain included in earnings	(2,004,638)
Exercise of warrants	(485,467)

Balance at December 31, 2011	$3,067,488

Balance at January 1, 2012	$3,067,488
Issuance of warrants	—
Net gain included in earnings	(1,767,918)
Exercise of warrants	—

Balance at December 31, 2012	$1,299,570